OTHER INCOME, NET (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Other Income and Expenses [Abstract]
Rental income	$ 2,586	$ 4,124
Unrealized (loss) gain on foreign currency denominated borrowings	(2,296)	1,491
Realized loss on fair value hedges	(22)	0
Unrealized gain on fair value hedges	516	0
Non-cash realized gain on foreign currency denominated borrowings	0	1,029
Gain (loss) on investments	797	(1,669)
Non-service components of net periodic pension benefit costs	(623)	2,250
Gain (loss) on contingent consideration	55	(25)
Other	762
Other		(4,736)
Other income, net	$ 1,775	$ 2,464